DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

October 1, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 468 to the Registration Statement on Form N-1A of Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF (the “Funds”), each a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, Post-Effective Amendment No. 468 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Trust has designated on the facing page of the Amendment that it will become effective on December 15, 2020. No fees are required in connection with this filing.

This filing is being made to introduce two new series into the Trust: (i) Xtrackers S&P MidCap 400 ESG ETF; and (ii) Xtrackers S&P SmallCap 600 ESG ETF. The enclosed filing contains the Funds’ statutory Prospectus and Statement of Additional Information.

Any comments or questions on this filing should be directed to the undersigned at (904) 520-5290.

Very truly yours,

/s/Lauren Ryan

Lauren Ryan

Assistant Vice President

DWS Investment Management Americas, Inc.

cc: Jeremy Senderowicz, Dechert LLP